LOANS HELD FOR INVESTMENT, NET	12 Months Ended
Dec. 31, 2012
LOANS HELD FOR INVESTMENT, NET [Abstract]
LOANS HELD FOR INVESTMENT, NET
LOANS HELD FOR INVESTMENT, NET
On March 15, 2011, the Company purchased, at a discount, two non-performing promissory notes and two performing promissory notes (the “Notes”), each of which was secured by a first priority mortgage on the respective multifamily rental apartment communities.  The contract purchase price for the Notes was a total of $3.1 million, excluding closing costs.  On August 2, 2011, the borrower of one of the non-performing promissory notes entered into a forbearance agreement with the Company and, on September 23, 2011, paid the Company a negotiated amount in satisfaction of the note in full.  On August 18, 2011, the Company was the successful bidder at a foreclosure sale of the property collateralizing the second non-performing note.  Possession of the property was obtained in February 2012 (see Note 6 - Heatherwood).  The Company sold the Heatherwood Apartments on April 18, 2013. Accordingly, the assets, liabilities and results of operations of the Heatherwood Apartments have been reclassified and reflected as discontinued operations for the years ended December 31, 2012 and 2011 (see Note 7). The face value of the performing notes as of December 31, 2012 and 2011 was $1.3 million. The performing notes were purchased net of discounts and the unamortized accretable discounts totaled $316,000 and $344,000 at December 31, 2012 and 2011, respectively.
On March 21, 2012, the Company purchased, at a discount, a non-performing promissory note (the “Deerfield Note”), which is secured by a first priority mortgage on a multifamily rental community in Duluth, Minnesota.  The contract purchase price for the Deerfield Note was $10.3 million, excluding closing costs. On July 19, 2012, the Company was the successful bidder at a foreclosure sale of the property securing the Deerfield Note; however, as of December 31, 2012, the Company had not yet taken title to the property, as the borrower's redemption period did not terminate until January 2013. On January 22, 2013, the Company took title to the property. The Company is still evaluating the impact of the foreclosure on the operating results.
The following table provides the aging of the Company’s loans held for investment (dollars in thousands):

	December 31, 2012		December 31, 2011
	Amount	Percent	Amount	Percent
Current	$959	9%	$956	6%

Delinquent:
30−89 days	10,150	91%	8,300	51%
90−180 days	—	—%	—	—%
Greater than 180 days	—	—%	7,100	43%
	$11,109	100%	$16,356	100%
The following table provides information about the credit quality of the Company’s loans held for investment, net, (in thousands):

	December 31,
	2012	2011
Loans:
Performing	$959	$956
Nonperforming	10,150	15,400
Total	$11,109	$16,356

One of the Company’s two performing promissory notes matured on December 31, 2011 and the balance of $238,000 was not paid in full and is currently in default.  The Company and the borrower under this note entered into a forbearance agreement in January 2012.  This forbearance agreement is considered a troubled debt restructuring.  The borrower has continued to pay the debt service payments as required by the forbearance agreement.
The Company has individually evaluated each loan for impairment and determined that there were no impairments as of December 31, 2012, with the exception of the troubled debt restructuring which is impaired.  Based on the evaluation performed on the troubled debt restructuring, although the loan is impaired, the Company did not record an impairment charge because the borrower is continuing to make payments and the collateral value exceeds the balance of the loan held for investment. There was no allowance for credit losses as of December 31, 2012 or charge-offs for the year then ended.